COST REDUCTION ACTIONS - Restructuring Charges and Payments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Severance and related costs
Cost Reduction Actions
Charges (Reversals), net	$ 9.5	$ 8.7	$ 7.3	$ 5.7	$ 4.0	$ 1.9	$ 3.6	$ 5.2	$ 31.2	$ 14.7	$ 52.5
2015/2016 Actions
Cost Reduction Actions
Charges (Reversals), net									34.1	20.9	26.1
2015/2016 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				3.3				8.4	3.3	8.4
Charges (Reversals), net									31.9	15.7
Cash payments									(30.8)	(20.9)
Foreign Currency Translation									(0.1)	0.1
Ending Balance	4.3				3.3				4.3	3.3	8.4
2015/2016 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									1.0	4.1
Non-cash Impairment									(1.0)	(4.1)
2015/2016 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance				0.2				0.2	0.2	0.2
Charges (Reversals), net									1.2	1.1
Cash payments									(0.8)	(1.1)
Ending Balance	0.6				0.2				0.6	0.2	0.2
Prior Actions
Cost Reduction Actions
Charges (Reversals), net											33.4
Prior Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				1.3				5.5	1.3	5.5
Charges (Reversals), net									(0.7)	(1.0)
Cash payments									(0.6)	(3.2)
Ending Balance					1.3					1.3	5.5
Total
Cost Reduction Actions
Beginning Balance				$ 4.8				$ 14.1	4.8	14.1
Charges (Reversals), net									33.4	19.9
Cash payments									(32.2)	(25.2)
Non-cash Impairment									(1.0)	(4.1)
Foreign Currency Translation									(0.1)	0.1
Ending Balance	$ 4.9				$ 4.8				$ 4.9	$ 4.8	$ 14.1